UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-22082



Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock EcoSolutions Investment Trust, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31 Date of reporting period: 07/01/2007 --

06/30/2008 Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock EcoSolutions Investment Trust



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock EcoSolutions Investment Trust



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22082
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock EcoSolutions Investment Trust









========== BLACKROCK ECOSOLUTIONS INVESTMENT TRUST AGRICULTURE SLEEVE ==========


SINOFERT HOLDINGS LTD

Ticker:       297            Security ID:  G8403G103
Meeting Date: JUN 6, 2008    Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports (Voting)
2     Approve Dividends                         For       For        Management
3a    Elect LIU De Shu as Director and          For       For        Management
      Authorize Board to Fix His Remuneration
3b    Elect Harry YANG as Director and          For       For        Management
      Authorize Board to Fix His Remuneration
3c    ElectKO Ming Tung, Edward as Director and For       For        Management
      Authorize Board to Fix His Remuneration
3d    Elect TANG Tin Sek as Director and        For       For        Management
      Authorize Board to Fix His Remuneration
4     Approve Deloitte Touche Tohmatsu as       For       For        Management
      Auditors and Authorize Board to Fix Their
      Remuneration
5     Amend Share Option Scheme                 For       For        Management
6     Approve Issuance of Equity or             For       Against    Management
      Equity-Linked Securities without
      Preemptive Rights Up to 20 Percent of
      Issued Capital
7     Authorize Share Repurchase Program        For       For        Management
8     Authorize Reissuance of Repurchased       For       Against    Management
      Shares




========== BLACKROCK ECOSOLUTIONS INVESTMENT TRUST NEW ENERGY SLEEVE ===========




=========== BLACKROCK ECOSOLUTIONS INVESTMENT TRUST WATER RESOURCES ============
===========                         SLEEVE                          ============


ATHENS WATER & SEWERAGE (EYDAP)

Ticker:       EYDAP          Security ID:  X0257L107
Meeting Date: JUN 2, 2008    Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       Did Not    Management
      Reports                                             Vote
2     Approve Discharge of Board and Auditors   For       Did Not    Management
                                                          Vote
3     Approve Dividends                         For       Did Not    Management
                                                          Vote
4     Approve Remuneration of Chairman and CEO  For       Did Not    Management
                                                          Vote
5     Approve Director Remuneration             For       Did Not    Management
                                                          Vote
6     Approve Auditors and Fix Their            For       Did Not    Management
      Remuneration                                        Vote
7     Other Business                            For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

ATHENS WATER & SEWERAGE (EYDAP)

Ticker:       EYDAP          Security ID:  X0257L107
Meeting Date: JUN 2, 2008    Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Directors                           For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

ATHENS WATER & SEWERAGE (EYDAP)

Ticker:       EYDAP          Security ID:  X0257L107
Meeting Date: JUN 25, 2008   Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Directors                           For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

CHRIST WATER TECHNOLOGY AG

Ticker:       CWT            Security ID:  A13385108
Meeting Date: MAY 20, 2008   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Receive Financial Statements and          None      Did Not    Management
      Statutory Reports (Non-Voting)                      Vote
2     Approve Allocation of Income              For       Did Not    Management
                                                          Vote
3     Approve Discharge of Management Board     For       Did Not    Management
                                                          Vote
4     Approve Discharge of Supervisory Board    For       Did Not    Management
                                                          Vote
5     Ratify Auditors                           For       Did Not    Management
                                                          Vote
6     Approve Remuneration of Supervisory Board For       Did Not    Management
      Members                                             Vote
7     Authorize Repurchase of Up to Ten Percent For       Did Not    Management
      of Issued Share Capital                             Vote
8     Authorize Reissuance or Cancellation of   For       Did Not    Management
      Repurchased Shares                                  Vote


--------------------------------------------------------------------------------

LAYNE CHRISTENSEN CO.

Ticker:       LAYN           Security ID:  521050104
Meeting Date: JUN 5, 2008    Meeting Type: Annual
Record Date:  APR 22, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director J. Samuel Butler           For       For        Management
1.2   Elect Director Nelson Obus                For       For        Management
1.3   Elect Director Donald K. Miller           For       For        Management
1.4   Elect Director Anthony B. Helfet          For       For        Management
1.5   Elect Director Andrew B. Schmitt          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

ROPER INDUSTRIES, INC.

Ticker:       ROP            Security ID:  776696106
Meeting Date: JUN 6, 2008    Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard Wallman            For       For        Management
1.2   Elect Director Christopher Wright         For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TIANJIN CAPITAL ENVIRONMENT PROTECTION CO LTD

Ticker:                      Security ID:  Y88228112
Meeting Date: JUN 17, 2008   Meeting Type: Annual
Record Date:  MAY 16, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept 2007 Annual Report and Summary of  For       For        Management
      the Report
2     Accept Financial Statements and Auditor's For       For        Management
      Report
3     Accept Working Report of the Board of     For       For        Management
      Directors for the Year 2007 and Approve
      Operating Development Plan of the Company
      for the Year 2008
4     Accept Final Financial Accounts for the   For       For        Management
      Year 2007 and Approve Financial Budget
      for the Year 2008
5     Approve Profit Distribution Plan          For       For        Management
6     Reappoint PricewaterhouseCoopers Zhong    For       For        Management
      Tian Certified Public Accountants Ltd.
      Co. and PricewaterhouseCoopers as PRC and
      International Auditors, Respectively, and
      Authorize Board to Fix Their Remuneration
7     Approve Report of the Supervisory         For       For        Management
      Committee
1     Approve Issuance of H Shares without      For       Against    Management
      Preemptive Rights

========== END NPX REPORT